Stock-Based Compensation - Weighted Average Grant Date Fair Value of Option Shares Granted and Assumptions Used to Estimate Those Values Using Black-Scholes Option Pricing Model (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Weighted average grant date fair value	$ 4.44	$ 5.07	$ 5.30
Risk-free interest rate	1.09%	2.69%	2.76%
Dividend yield	2.57%	2.35%	2.17%
Volatility factor	50.97%	49.03%	46.03%
Expected option life	6 years	6 years	6 years